Pension benefits (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation				$ 54	$ 101
Total company contributions	$ 26	$ 29	$ 34
Contributions expected to be paid [Abstract]
2017	2
2018	2
2019	2
2020	2
2021	2
2022-2026	12
Total payments expected during the next 10 years	22
Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Net impact of the settlement	1
Effect of formerly SFAS No. 158 on the consolidated balance sheet [Abstract]
Accrued pension liabilities - Non-current liabilities				3	37
Less: Deferred tax (Asset)				(1)	(8)
Shareholders equity				2	29
Annual pension cost [Abstract]
Service cost	7	12	13
Interest cost on prior years’ benefit obligation	3	4	7
Gross pension cost for the year	10	16	20
Expected return on plan assets	(4)	(3)	(6)
Administration charges	0	1	1
Net pension cost for the year	6	14	15
Social security cost	1	2	2
Amortization of actuarial gains/losses	1	3	2
Impact of settlement/curtailment funded status	(1)	0	0
Total net pension cost	7	19	19
The funded status of the defined benefit plan [Abstract]
Projected benefit obligations at end of period	130	186	186	60	130	$ 186
Plan assets at market value	(97)	(114)	(114)	(58)	(97)	$ (114)
Accrued pension liability exclusive social security				2	33
Social security related to pension obligations				1	4
Accrued pension liabilities				$ 3	$ 37
Change in benefit obligations [Roll Forward]
Projected benefit obligations at beginning of period	130	186
Interest cost	3	4	7
Service cost	7	12	13
Benefits paid	(3)	(2)
Change in unrecognized actuarial gain	(28)	(20)
Settlement	(54)	(20)
Foreign currency translations	5	(30)
Projected benefit obligations at end of period	60	130	186
Change in pension plan assets [Roll Forward]
Fair value of plan assets at beginning of year	97	114
Estimated return	4	3
Contribution by employer	9	12
Administration charges	0	(1)	(1)
Benefits paid	(3)	(2)
Change in unrecognized actuarial loss	(1)	0
Settlement	(52)	(11)
Foreign currency translations	4	(18)
Fair value of plan assets at end of year	$ 58	$ 97	$ 114
Assumptions used in calculation of pension obligations [Abstract]
Rate of compensation increase at the end of year (as percent)				2.50%	2.50%	2.75%
Discount rate at the end of year (as percent)				2.10%	2.70%	2.30%
Prescribed pension index factor (as percent)	1.20%	1.20%	1.20%
Expected return on plan assets for the year (as percent)	3.00%	3.30%	3.20%
Employee turnover (as percent)	4.00%	4.00%	4.00%
Expected increases in Social Security Base (as percent)	2.25%	2.50%	2.50%
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)				100.00%	100.00%
Defined Benefit Pension Plan | Equity securities
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)				7.10%	6.10%
Defined Benefit Pension Plan | Debt securities
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)				54.70%	47.50%
Defined Benefit Pension Plan | Real estate
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)				9.40%	14.70%
Defined Benefit Pension Plan | Money market
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)				28.10%	25.20%
Defined Benefit Pension Plan | Other
Pension benefit plan assets [Abstract]
Weighted-average asset allocation of funds related to defined benefit plan (as percent)				0.70%	6.50%
Defined Benefit Pension Plan | Onshore Employees
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (as percent)				66.00%
Retirement age	67 years
Retirement pension cap (as percent)				66.00%
Multiple of base				12
Retirement age to receive pre-retirement pension	62 years
Defined Benefit Pension Plan | Offshore Employees
Defined Benefit Plan Disclosure [Line Items]
Retirement pension as a percent of salary (as percent)				60.00%
Retirement age	67 years
Defined Benefit Pension Plan | Offshore Employees, Mobile Units
Defined Benefit Plan Disclosure [Line Items]
Retirement age to receive pre-retirement pension	60 years